Employee Benefits - Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	$ 470	$ 679
Effect of asset limitation and minimum funding requirement	(55)	(176)
Net asset (liability) at end of year	415	503
Pension plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	339	353
Pension plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	7,330	7,277
Fair value of assets	8,139	8,309
Excess (deficit) of fair value of assets over total benefit obligation	809	1,032
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	(1,001)	(1,007)
Net asset (liability) at end of year	(1,001)	(1,007)
Other benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	873	902
Other benefit plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	241	221
Fair value of assets	113	116
Excess (deficit) of fair value of assets over total benefit obligation	$ (128)	$ (105)